Goodwill Tradenames And Other Assets Schedule of Tradenames by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Dec. 30, 2012	Dec. 25, 2011		Sep. 29, 2013
Indefinite-lived Intangible Assets [Line Items]
Tradenames, Beginning Balance		$ 1,629,812									$ 1,629,812
Impairments	(520)	(25,300)	[1]	0	[1]	0	[1]	0	[1]	(520)	(25,300)	[1]
Tradenames, Ending Balance	1,603,992	1,604,512								1,603,992	1,604,512		1,603,992
Birds Eye Frozen
Indefinite-lived Intangible Assets [Line Items]
Tradenames, Beginning Balance		821,580									821,580
Impairments											(24,900)
Tradenames, Ending Balance	796,680	796,680								796,680	796,680		796,680
Duncan Hines Grocery
Indefinite-lived Intangible Assets [Line Items]
Tradenames, Beginning Balance		772,232									772,232
Impairments										(520)	(400)
Tradenames, Ending Balance	771,312	771,832								771,312	771,832		771,312
Specialty Foods
Indefinite-lived Intangible Assets [Line Items]
Tradenames, Beginning Balance		36,000									36,000
Tradenames, Ending Balance	$ 36,000	$ 36,000								$ 36,000	$ 36,000		$ 36,000

[1]	Tradename impairment charges consist of the following: • Fourth quarter 2012-$520 on Bernstein's. • Fourth quarter 2011-$23,700, $1,200 and $400 on the Aunt Jemima breakfast, Lender's and Bernstein's tradenames, respectively.